REVENUE - Geographic Information (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure of geographical areas [line items]
Revenues	$ 5,138	$ 4,256	$ 10,325	$ 8,474
U.S.
Disclosure of geographical areas [line items]
Revenues	1,307	1,013	2,501	2,056
Canada
Disclosure of geographical areas [line items]
Revenues	1,182	1,142	2,360	2,291
U.K.
Disclosure of geographical areas [line items]
Revenues	614	519	1,225	1,083
India
Disclosure of geographical areas [line items]
Revenues	483	454	1,088	902
Brazil
Disclosure of geographical areas [line items]
Revenues	352	388	719	730
Colombia
Disclosure of geographical areas [line items]
Revenues	291	238	578	466
France
Disclosure of geographical areas [line items]
Revenues	186	59	382	132
Australia
Disclosure of geographical areas [line items]
Revenues	141	172	303	336
Switzerland
Disclosure of geographical areas [line items]
Revenues	81	0	151	0
Spain
Disclosure of geographical areas [line items]
Revenues	73	68	161	150
Singapore
Disclosure of geographical areas [line items]
Revenues	91	29	144	29
Denmark
Disclosure of geographical areas [line items]
Revenues	54	29	102	39
Peru
Disclosure of geographical areas [line items]
Revenues	36	35	80	70
China
Disclosure of geographical areas [line items]
Revenues	21	0	65	0
New Zealand
Disclosure of geographical areas [line items]
Revenues	31	33	66	62
Other
Disclosure of geographical areas [line items]
Revenues	$ 195	$ 77	$ 400	$ 128